UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	08/31/2008

Date of reporting period:	11/30/2007

Item 1.	Schedule of Investments

Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS
Aerospace & Defense 2.2%
163,200	Boeing Co.	$15,102,528
314,400	United Technologies Corp.	23,507,688

		38,610,216

Beverages 1.2%
275,386	PepsiCo, Inc.	21,254,291

Biotechnology 3.8%
584,400	Amgen, Inc.(a)	32,288,100
764,498	Gilead Sciences, Inc.(a)(b)	35,579,737

		67,867,837

Building Products 0.8%
396,100	Trane, Inc.	14,540,831

Capital Markets 5.0%
430,198	Bank of New York Mellon Corp. (The)	20,632,296
894,600	Charles Schwab Corp. (The)	21,747,726
57,300	Goldman Sachs Group, Inc. (The)(b)	12,986,472
206,700	Merrill Lynch & Co., Inc.	12,389,598
410,200	UBS AG (b)	20,706,896

		88,462,988

Chemicals 1.3%
229,100	Monsanto Co.(b)	22,765,667

Commercial Services & Supplies 1.3%
658,900	Waste Management, Inc.	22,613,448

Communications Equipment 5.3%
233,300	Ciena Corp.(a)(b)	10,260,534
970,900	Cisco Systems, Inc.(a)(b)	27,204,618
258,000	Juniper Networks, Inc.(a)(b)	7,667,760
334,600	QUALCOMM, Inc.	13,644,988
320,300	Research In Motion Ltd.(a)	36,456,546

		95,234,446

Computers & Peripherals 5.4%
176,200	Apple, Inc.(a)	32,107,164
522,500	Hewlett-Packard Co.	26,731,100
541,900	Lexmark International, Inc.(a)	18,901,472
741,100	Seagate Technology	19,112,969

		96,852,705

Consumer Finance 0.9%
413,100	SLM Corp.	15,730,848

Diversified Consumer Services 2.1%
599,500	Career Education Corp.(a)(b)	17,223,635
1,025,100	H&R Block, Inc.	20,173,968

		37,397,603

Diversified Financial Services 3.0%
299,900	Citigroup, Inc.	9,986,670
17,500	CME Group, Inc.(b)	11,525,500
983,900	KKR Private Equity Investors LLP – RDU, Private Placement, 144A (cost $24,109,349; purchased 5/3/06 – 8/3/06)(d)(e)	17,611,810
235,600	KKR Private Equity Investors LLP	4,217,240
125,000	NYSE Euronext (b)	10,825,000

		54,166,220

Electric Utilities 1.9%
130,100	Entergy Corp.	15,552,154
392,900	Progress Energy, Inc.(b)	19,181,378

		34,733,532

Electrical Equipment 0.6%
47,500	First Solar, Inc.(a)(b)	11,264,625

Energy Equipment & Services 2.0%
203,900	Schlumberger Ltd.	19,054,455
366,100	Tenaris SA ADR (Luxembourg)	17,272,598

		36,327,053

Food & Staples Retailing 3.2%
124,400	Costco Wholesale Corp.	8,384,560
753,600	Kroger Co. (The)	21,666,000
400,800	Wal-Mart Stores, Inc.	19,198,320
161,900	Whole Foods Market, Inc.(b)	6,963,319

		56,212,199

Food Products 2.7%
510,303	Cadbury Schweppes PLC ADR (United Kingdom)	26,316,326
861,500	ConAgra Foods, Inc.	21,554,730

		47,871,056

Healthcare Equipment & Supplies 2.1%
122,900	Alcon, Inc.	17,100,306
348,800	Baxter International, Inc.	20,882,656

		37,982,962

Healthcare Providers & Services 0.8%
560,800	Omnicare, Inc.(b)	14,289,184

Household Products 2.5%
304,700	Colgate-Palmolive Co.	24,400,376
283,900	Kimberly-Clark Corp.(b)	19,819,059

		44,219,435

Independent Power Producers & Energy Traders 1.2%
493,400	NRG Energy, Inc.(a)(b)	20,915,226

Industrial Conglomerates 1.3%
612,200	General Electric Co.	23,441,138

Insurance 4.2%
460,400	American International Group, Inc.	26,763,052
553,000	Loews Corp.	26,427,870
589,500	MBIA, Inc.(b)	21,522,645

		74,713,567

Internet & Catalog Retail 0.5%
107,800	Amazon.com, Inc.(a)(b)	9,762,368

Internet Software & Services 2.8%
218,800	Akamai Technologies, Inc.(a)(b)	8,327,528
59,500	Google, Inc. “Class A”(a)	41,233,500

		49,561,028

Life Sciences Tools & Services 1.2%
378,500	Thermo Fisher Scientific, Inc.(a)(b)	21,816,740

Media 5.8%
983,000	Comcast Corp. “Class A”(a)(b)	20,190,820
527,699	Liberty Global, Inc. “Series C”(a)(b)	20,184,487
900,900	News Corp. “Class A”	18,981,963
733,900	Walt Disney Co. (The)	24,328,785
1,264,800	XM Satellite Radio Holdings, Inc. “Class A”(a)	19,730,880

		103,416,935

Metals & Mining 1.2%
216,700	Freeport-McMoRan Copper & Gold, Inc. “Class B”	21,438,131

Multiline Retail 0.7%
218,200	Target Corp.	13,105,092

Multi-Utilities 1.3%
358,500	Sempra Energy	22,449,270

Oil, Gas & Consumable Fuels 11.2%
274,800	Hess Corp.	19,571,256
677,600	Marathon Oil Corp.	37,877,840
239,900	Murphy Oil Corp.	17,157,648
756,400	Nexen, Inc.(b)	21,481,760
403,400	Occidental Petroleum Corp.	28,145,218
296,300	Petroleo Brasileiro SA ADR (Brazil)	28,533,690

291,524	Suncor Energy, Inc. (Canada)	27,874,022
550,700	Williams Cos., Inc.	19,114,797

		199,756,231

Pharmaceuticals 7.0%
392,000	Abbott Laboratories	22,543,920
404,800	Elan Corp. PLC ADR (Ireland)(a)(b)	9,322,544
287,300	Merck & Co., Inc.(b)	17,054,128
189,600	Roche Holding AG ADR (Switzerland)	18,094,324
550,100	Schering-Plough Corp.	17,218,130
371,100	Teva Pharmaceutical Industries Ltd. ADR (Israel)(b)	16,562,193
471,500	Wyeth	23,150,650

		123,945,889

Semiconductors & Semiconductor Equipment 0.6%
2,082,300	Spansion, Inc. (a)(b)	11,119,482

Software 3.8%
513,400	Adobe Systems, Inc.(a)	21,634,676
736,200	Microsoft Corp.	24,736,320
1,175,600	Symantec Corp.(a)	20,925,680

		67,296,676

Specialty Retail 1.4%
479,500	Best Buy Co., Inc.	24,478,475

Textiles, Apparel & Luxury Goods 1.7%
362,200	Coach, Inc.(a)	13,452,108
255,700	Nike, Inc. “Class B”	16,786,705

		30,238,813

Thrifts & Mortgage Finance 1.6%
654,400	Fannie Mae (b)	25,142,048
143,300	MGIC Investment Corp.(b)	3,370,416

		28,512,464

Tobacco 1.2%
281,600	Altria Group, Inc.	21,840,896

Wireless Telecommunication Services 1.2%
1,332,200	Sprint Nextel Corp.(b)	20,675,744

	Total long-term investments (cost $1,399,131,107)	1,746,881,311

SHORT-TERM INVESTMENT 19.2%
Affiliated Money Market Mutual Fund
341,727,706	Dryden Core Investment Fund - Taxable Money Market Series (cost $341,727,706; includes $312,743,511 of cash collateral received from securities on loan)(c)(g)	341,727,706

Total Investments(f) 117.2% (cost $1,740,858,813)(h)	2,088,609,017
Liabilities in excess of other assets (17.2%)	(306,144,489)

Net Assets 100.0%	$1,782,464,528

The following abbreviations are used in portfolio descriptions:

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

(a)	Non-income producing security.
(b)	All or portion of securities on loan. The aggregate market value of such securities is $309,564,975; cash collateral of $312,743,511 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(e)	Indicates a security is illiquid and restricted as to resale. The aggregate cost of the security is $24,109,349. The aggregate market value of $17,611,810 represents 1.0% of net assets.
(f)	As of November 30, 2007, one security representing $17,611,810 and 1.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(h)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,750,740,099	$399,576,357	$61,707,439	$337,868,918

The difference between the book basis and tax basis is primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments

(Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open on record date are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund
Date January 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer
Date January 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer
Date January 24, 2008

*	Print the name and title of each signing officer under his or her signature.